Matthew A. Swendiman Direct: (513) 629-2750 MSwendiman@Graydon.com	March 14, 2014

VIA EDGAR

Securities and Exchange Commission
Filing Desk
100 F Street, N.E.
Washington, DC  20549

RE:
360 Funds (the “Trust”) (File Nos. 811-21726 and 333-123290) on behalf of the
IMS Capital Value Fund, the IMS Strategic Income Fund, and the IMS Dividend Growth Fund (each a “Fund” and collectively, the “Funds”), the proposed new series of the Trust

Ladies and Gentlemen:

Attached please find Post-Effective Amendment No. 26 (the "Amendment") to the Trust's Registration Statement on Form N-1A (the "Registration Statement'). The Amendment is the initial filing to establish the three Funds as new series of the Trust.

If you have any questions or comments regarding the foregoing, please contact the undersigned at (513) 629-2750. Thank you in advance for your consideration.

Very truly yours,

/s/ Matthew A. Swendiman

Matthew A. Swendiman,
On behalf of 360 Funds

cc:	Ms. Deborah O’Neal-Johnson
Division of Investment Management
U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Mr. Randall Linscott
M3Sixty Administration, LLC
4520 Main Street
Suite 1425
Kansas City, MO 64111